INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2017
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has, and has had, certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

In addition, on June 5, 2015, the Company received 55 million shares in Frontline, equivalent to approximately 27.73% of Frontline's issued share capital at the time (see Note 23: Related party transactions). Frontline, which is listed on the New York Stock Exchange and the Oslo Stock Exchange and reports its operating results on a quarterly basis, was determined to be an associated company following receipt of these shares. On November 30, 2015, Frontline merged with Frontline 2012 Ltd ("Frontline 2012") and increased its issued share capital, thereby reducing the Company's shareholding in Frontline to approximately 7.03%. Accordingly, Frontline was assessed as no longer being an associated company and the Frontline shares are now held as available-for-sale securities (see Note 11: Available-for-sale securities). The Company's share of the net income of Frontline, in the period of the year ended December 31, 2015, during which it was an associated company accounted for using the equity method, was $2.6 million (2017: $nil; 2016: $nil). The Company also received a dividend of $2.8 million from Frontline in December 2015, which was recorded against the carrying value of the investment.

At December 31, 2017, 2016 and 2015, the Company had the following participation in investments that are recorded using the equity method:

	2017	2016	2015
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%

SFL Deepwater Ltd. ("SFL Deepwater"), SFL Hercules Ltd. ("SFL Hercules"), and SFL Linus Ltd. ("SFL Linus") each own drilling units which have been leased to subsidiaries of Seadrill Limited (“Seadrill”), a related party, as further described below. In September 2017, Seadrill announced that it has entered into a restructuring agreement (the “Restructuring Plan”) with more than 97% of its secured bank lenders, approximately 40% of its bondholders and a consortium of investors led by its largest shareholder, Hemen Holding Limited (“Hemen”), who is also the largest shareholder in the Company. The Company, SFL Deepwater, SFL Hercules and SFL Linus have also entered into the Restructuring Plan, which will be implemented by way of prearranged chapter 11 cases.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules (see below). Accordingly, SFL Deepwater now holds one ultra deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390 million five year term loan and revolving credit facility with a syndicate of banks, which was used in November 2013 to refinance the previous loan facility. In connection with the Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. The amendments to the loan facility are subject to approval by the court of the Restructuring Plan. At December 31, 2017, the balance outstanding under the new facility was $225.8 million (2016: $248.4 million), and the available amount under the revolving part of the facility was $nil (2016: $nil). The Company guaranteed $75.0 million of this debt at December 31, 2017 (2016: $75.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Deepwater and assigned all claims under a secured loan made by the Company to SFL Deepwater in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which originally expired in November 2023. Subject to approval by the court of the Restructuring Plan, the lease has been extended by 13 months until December 2024. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Hercules is a 100% owned subsidiary of Ship Finance, incorporated in 2012 for the purpose of holding an ultra deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six year term loan and revolving credit facility with a syndicate of banks to partly finance its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013. In connection with the Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. The amendments to the loan facility are subject approval by the court of the Restructuring Plan. At December 31, 2017, the balance outstanding under this facility was $251.3 million (2016: $278.7 million), and the available amount under the revolving part of the facility was $nil (2016: $nil). The Company guaranteed $70.0 million of this debt at December 31, 2017 (2016: $75.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Hercules and assigned all claims under a secured loan made by the Company to SFL Hercules in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which originally expired in November 2023. Subject to approval by the court of the Restructuring Plan, the lease has been extended by 13 months until December 2024. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired in 2013 from North Atlantic Drilling Ltd ("NADL"), a related party. SFL Linus holds a harsh environment jack-up drilling rig which was delivered from the shipyard in February 2014 and immediately leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. In connection with the Restructuring Plan, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. The amendments to the loan facility are subject approval by the court of the Restructuring Plan. At December 31, 2017, the balance outstanding under this facility was $308.8 million (2016: $356.3 million) and, the available amount under the revolving part of the facility was $nil (2016: $nil). The Company guaranteed $90.0 million of this debt at December 31, 2017 (2016: $90.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, the charter includes a fixed price put option at the expiry of the charter in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	97,723	26,242	29,152	42,329
Non-current assets	1,020,067	317,450	305,852	396,765
Total assets	1,117,790	343,692	335,004	439,094
Current liabilities	106,628	25,642	29,443	51,543
Non-current liabilities (1)	1,000,484	315,415	302,819	382,250
Total liabilities	1,107,112	341,057	332,262	433,793
Total shareholders' equity (2)	10,678	2,635	2,742	5,301

	As of December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	122,675	33,763	38,351	50,561
Non-current assets	1,094,442	335,229	326,562	432,651
Total assets	1,217,117	368,992	364,913	483,212
Current liabilities	107,026	25,512	29,280	52,234
Non-current liabilities (1)	1,109,961	343,426	335,603	430,932
Total liabilities	1,216,987	368,938	364,883	483,166
Total shareholders' equity (2)	130	54	30	46

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2017, include $113.0 million (2016: $119.2 million), $80.0 million (2016: $85.9 million) and $121.0 million (2016: $125.0 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Deepwater, SFL Hercules and SFL Linus current liabilities at December 31, 2017, include a further $0.2 million, $0.1 million and $3.6 million (2016: $nil, $nil and $0.7 million) due to Ship Finance (see Note 23: Related party transactions).

(2)
In the year ended December 31, 2017, SFL Deepwater, SFL Hercules and SFL Linus paid dividends of $3.4 million (2016: $46.3 million; 2015: $nil), $3.8 million (2016: $25.1 million; 2015: $nil) and $7.3 million (2016: $42.1 million; 2015: $nil), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income (3)	23,766	5,981	6,462	11,323

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	80,269	22,088	23,292	34,889
Net operating revenues	80,269	22,088	23,292	34,889
Net income (3)	27,765	6,778	6,424	14,563

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	82,731	22,424	23,315	36,992
Net operating revenues	82,725	22,422	23,313	36,990
Net income (3)	31,001	7,561	7,306	16,134

(3)
The net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2017, includes interest payable to Ship Finance amounting to $5.4 million (2016: $6.5 million; 2015: $6.5 million), $4.3 million (2016: $6.5 million; 2015: $6.5 million), and $5.5 million (2016: $5.6 million; 2015: $5.6 million) respectively (see Note 23: Related party transactions).

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which Ship Finance and Seadrill must comply. As part of the Restructuring Plan, the financial covenants on Seadrill will be replaced by financial covenants on a newly established subsidiary of Seadrill, who will also act as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and new secured notes. The financial covenants on Seadrill have been suspended until the Restructuring Plan is approved by the court or terminated. If the Restructuring Plan is terminated or not approved by the court, there is a risk that the Company, will not be in compliance with the applicable loan covenants and the outstanding amounts under the long-term debt facilities may become due and payable. As at December 31, 2017, Ship Finance and Seadrill were in compliance with all of the applicable covenants under these long-term debt facilities.